PROVISIONS (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 ILS (₪)	Mar. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Nov. 14, 2016 ILS (₪)
Disclosure of other provisions [line items]
Required Payment of customs duties		₪ 150
Expenditure recognized				₪ 600
Company paid entire shortfall amount			₪ 800
Sum of claim					₪ 201,025
US Dollars [Member]
Disclosure of other provisions [line items]
Required Payment of customs duties | $	$ 39